HOF I 2020-1 DEPOSITOR LLC ABS-15G

Exhibit 99.2 - Schedule 3

Client Name:	Neuberger Berman
Client Project Name:	HOF 2020-1
Start - End Dates:	05/2017 - 01/2020
Deal Loan Count:	8
Report Run Date:	4/2/2020

Loan Level Tape Compare Upload

Loans in Report	5
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
4461205744	XXX	Credit Report Date	03/16/2018	03/19/2018
4461205744	XXX	Debt to Income Ratio (Back)	46.6100	52.0421
4461205744	XXX	Lender Name	XXX	XXX
4461205744	XXX	Max Rate at First Adjustment	2	9.7500
4461205744	XXX	Original Appraised Value	XXX	XXX
4461205744	XXX	Origination Date	XXX	XXX
4461205744	XXX	Prepay Penalty Flag	Yes	No
4461205744	XXX	Representative Credit Score for Grading	696	697
4461206080	XXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
4461206080	XXX	Lender Name	XXX	XXX
4461206080	XXX	Max Rate at First Adjustment	2	9.1250
4461226229	XXX	Property City	XXX	XXX
3116000988	XXX	Price Lock Date	XXX	XXX
4108002787	XXX	Documentation Type	Alt Doc/Bank Statements	SIVA
4108002787	XXX	Price Lock Date	XXX	XXX
4108002787	XXX	Property Type	Rowhouse	Low Rise Condo (1-4)

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